Segmented Information - Segmented Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Assets	$ 75,955	$ 76,142
Operating segments | North America
Disclosure of operating segments [line items]
Assets	30,058	31,135
Operating segments | North Sea
Disclosure of operating segments [line items]
Assets	602	378
Operating segments | Offshore Africa
Disclosure of operating segments [line items]
Assets	1,380	1,322
Operating segments | Other
Disclosure of operating segments [line items]
Assets	32	54
Operating segments | Oil Sands Mining and Upgrading
Disclosure of operating segments [line items]
Assets	42,865	42,102
Operating segments | Midstream and Refining
Disclosure of operating segments [line items]
Assets	856	979
Head Office
Disclosure of operating segments [line items]
Assets	$ 162	$ 172